Foreign Operations	12 Months Ended
Dec. 31, 2024
Foreign Operations [Abstract]
FOREIGN OPERATIONS

NOTE 5 — FOREIGN OPERATIONS

The foreign subsidiary of the Company, a research and development facility based in Taiwan, operating as an extension of the Dayton, OH R&D team working on silicon anode technology advancement, represented $18,290 and $24,132 of total assets, and $22,053 and $62,753 of total liabilities as of December 31, 2024 and December 31, 2023, respectively. Of the total assets, property and equipment totaled $5,454 and $14,500 as of December 31, 2024 and December 31, 2023, respectively. There were no revenues recognized by the foreign subsidiary for the year ended December 31, 2024 and 2023. Total expenses incurred by the foreign subsidiary were $312,804, and $282,661 for the years ended December 31, 2024 and 2023, respectively.